Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Capital
Common Equity Tier 1 Capital	$ 85,204	$ 82,714
Tier 1 Capital	95,589	93,248
Total Capital	110,238	105,745
Risk-weighted assets used in the calculation of capital ratios	$ 649,043	$ 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	13.10%	13.10%
Tier 1 Capital ratio	14.70%	14.80%
Total Capital ratio	17.00%	16.80%
Leverage ratio	4.20%	4.20%
TLAC Ratio	29.50%	28.70%
TLAC Leverage Ratio	8.50%	8.10%